Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000055216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	42.66%	20.19%	16.35%
C000055215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000055216
Average Annual Return [Line Items]
Average Annual Return, Percent	42.58%	20.19%	16.35%
Without Sales Load [Member] | C000055215
Average Annual Return [Line Items]
Average Annual Return, Percent	42.60%	20.21%	16.37%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	42.69%	20.27%	16.43%
NACC2 Index: CRSP US Mega Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Average Annual Return, Percent	42.69%	20.27%	16.43%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	35.24%	15.15%	12.75%